Investments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of composition of the investments

	12.31.24	12.31.23
Investment in affiliates	128,699	97,134
Other investments	584	761
	129,283	97,895

Schedule of roll-forward of the investments in affiliates

		Income (loss) for the year	Capital transaction	Other
	Beginning balance (12.31.23)	Income (loss) from joint ventures	Capital increase (reduction)	Other comprehensive income	Ending balance (12.31.24)
Affiliated					-
Potengi Holdings S.A.	89,051	(13,675)	45,173	67	120,616
PR-SAD Adm. Bem próprio S.A.	8,083	-	-	-	8,083
	97,134	(13,675)	45,173	67	128,699